Identification and Activities of the Company and Subsidiaries (Details Textual)	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017
Identification and Activities of the Company and Subsidiaries [Line Items]
Percentage of shareholder Outstanding shares interest in excess	5.00%	5.00%
Number of shareholders | shares	1,508
Research and development expense	$ 1.7
MT KCL [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Percentage of entity's revenue	1.80%
Bottom of range [member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Research and development expense	$ 10
Top of range [member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Research and development expense	15
SQM member [Member] | Bottom of range [member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Research and development expense	10.8
SQM member [Member] | Top of range [member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Research and development expense	$ 18.9
Sales channels [member] | MT Li2CO3 [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Percentage of entity's revenue	6.80%
Pampa Group [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Percentage of interest held by other entities	32.00%	2997.00%